Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT FUNDS INC
Prospectus Date	rr_ProspectusDate	Oct. 21, 2013
Supplement [Text Block]	nifi_SupplementTextBlock

NUVEEN CORE PLUS BOND FUND

SUPPLEMENT DATED OCTOBER 21, 2013

TO THE PROSPECTUS DATED OCTOBER 31, 2012

Class B shares of Nuveen Core Plus Bond Fund (the “Fund”) will be converted to Class A shares of the Fund at the close of business on October 28, 2013. Therefore, Class B shares of the Fund will no longer be available through an exchange from other Nuveen Mutual Funds after that date.

NUVEEN SMALL CAP GROWTH OPPORTUNITIES FUND

SUPPLEMENT DATED OCTOBER 21, 2013

TO THE PROSPECTUS DATED FEBRUARY 28, 2013

Class B shares of Nuveen Small Cap Growth Opportunities Fund (the “Fund”) will be converted to Class A shares of the Fund at the close of business on October 28, 2013. Therefore, Class B shares of the Fund will no longer be available through an exchange from other Nuveen Mutual Funds after that date.

Nuveen Small Cap Growth Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nifi_SupplementTextBlock

NUVEEN SMALL CAP GROWTH OPPORTUNITIES FUND

SUPPLEMENT DATED OCTOBER 21, 2013

TO THE PROSPECTUS DATED FEBRUARY 28, 2013

Class B shares of Nuveen Small Cap Growth Opportunities Fund (the “Fund”) will be converted to Class A shares of the Fund at the close of business on October 28, 2013. Therefore, Class B shares of the Fund will no longer be available through an exchange from other Nuveen Mutual Funds after that date.

Nuveen Core Plus Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nifi_SupplementTextBlock

NUVEEN CORE PLUS BOND FUND

SUPPLEMENT DATED OCTOBER 21, 2013

TO THE PROSPECTUS DATED OCTOBER 31, 2012

Class B shares of Nuveen Core Plus Bond Fund (the “Fund”) will be converted to Class A shares of the Fund at the close of business on October 28, 2013. Therefore, Class B shares of the Fund will no longer be available through an exchange from other Nuveen Mutual Funds after that date.